Hybrid Financial Instruments: Convertible Debentures with Embedded Derivatives (Details) - Schedule of Embedded Derivatives	6 Months Ended
Jun. 30, 2024 USD ($)
Schedule of Embedded Derivatives [Abstract]
Balance at beginning of year
Additions	(25,193,000)
Fair value reassessment	(356,000)
Balance at end of year	(25,549,000)
Total Convertible debentures with embedded derivatives	$ (50,409,506)